UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5719

Dreyfus Stock Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	09/30/13

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Stock Index Fund
September 30, 2013 (Unaudited)

Common Stocks--99.0%	Shares		Value ($)
Automobiles & Components--1.2%
BorgWarner	14,111		1,430,714
Delphi Automotive	36,551		2,135,309
Ford Motor	489,141		8,251,809
General Motors	117,504	a	4,226,619
Goodyear Tire & Rubber	30,040		674,398
Harley-Davidson	28,171		1,809,705
Johnson Controls	85,581		3,551,612
			22,080,166
Banks--2.8%
BB&T	87,473		2,952,214
Comerica	23,003		904,248
Fifth Third Bancorp	109,191		1,969,806
Hudson City Bancorp	55,868		505,605
Huntington Bancshares	101,038		834,574
KeyCorp	114,796		1,308,674
M&T Bank	16,254		1,819,148
People's United Financial	37,482		538,991
PNC Financial Services Group	66,171		4,794,089
Regions Financial	176,032		1,630,056
SunTrust Banks	67,264		2,180,699
U.S. Bancorp	230,128		8,418,082
Wells Fargo & Co.	604,447		24,975,750
Zions Bancorporation	22,310		611,740
			53,443,676
Capital Goods--8.1%
3M	81,194		9,695,376
AMETEK	30,241		1,391,691
Boeing	86,794		10,198,295
Caterpillar	79,596		6,635,919
Cummins	22,058		2,930,846
Danaher	74,796		5,184,859
Deere & Co.	47,893	b	3,898,011
Dover	21,765		1,955,150
Eaton	58,959		4,058,738
Emerson Electric	90,449		5,852,050
Fastenal	33,080		1,662,270
Flowserve	17,733		1,106,362
Fluor	20,203		1,433,605
General Dynamics	41,551		3,636,544
General Electric	1,273,890		30,433,232
Honeywell International	97,880		8,127,955
Illinois Tool Works	51,966		3,963,447
Ingersoll-Rand	34,400		2,233,936
Jacobs Engineering Group	16,793	a	977,017
Joy Global	13,364		682,099

L-3 Communications Holdings	11,026		1,041,957
Lockheed Martin	33,497		4,272,542
Masco	43,787		931,787
Northrop Grumman	28,796		2,743,107
PACCAR	44,144		2,457,055
Pall	14,104		1,086,572
Parker Hannifin	18,598		2,021,975
Pentair	25,658		1,666,231
Precision Castparts	18,329		4,165,082
Quanta Services	28,332	a	779,413
Raytheon	40,659		3,133,589
Rockwell Automation	17,134		1,832,310
Rockwell Collins	16,952		1,150,363
Roper Industries	12,120		1,610,384
Snap-on	7,385		734,808
Stanley Black & Decker	19,960		1,807,777
Textron	33,304		919,523
United Technologies	105,329		11,356,573
W.W. Grainger	7,733		2,023,803
Xylem	22,600		631,218
			152,423,471
Commercial & Professional Services--.7%
ADT	26,528		1,078,628
Cintas	13,382		685,158
Dun & Bradstreet	4,906		509,488
Equifax	15,447		924,503
Iron Mountain	20,420		551,748
Nielsen Holdings	26,326		959,583
Pitney Bowes	27,570	b	501,498
Republic Services	33,989		1,133,873
Robert Half International	16,902		659,685
Stericycle	11,032	a	1,273,093
Tyco International	58,100		2,032,338
Waste Management	54,601		2,251,745
			12,561,340
Consumer Durables & Apparel--1.2%
Coach	35,036	b	1,910,513
D.R. Horton	35,504		689,843
Fossil Group	6,320	a	734,637
Garmin	14,662	b	662,576
Harman International Industries	8,150		539,775
Hasbro	14,686		692,298
Leggett & Platt	19,083		575,352
Lennar, Cl. A	20,220		715,788
Mattel	42,980		1,799,143
Newell Rubbermaid	37,233		1,023,908
NIKE, Cl. B	93,516		6,793,002
PulteGroup	44,106		727,749
PVH	10,195		1,210,045
Ralph Lauren	7,889		1,299,555
VF	11,002		2,189,948
Whirlpool	9,762		1,429,547

			22,993,679
Consumer Services--1.8%
Carnival	55,407		1,808,484
Chipotle Mexican Grill	3,904	a	1,673,645
Darden Restaurants	16,603		768,553
H&R Block	35,043		934,246
International Game Technology	34,374		650,700
Marriott International, Cl. A	28,459		1,196,986
McDonald's	124,878		12,014,512
Starbucks	93,884		7,226,251
Starwood Hotels & Resorts
Worldwide	23,835	c	1,583,836
Wyndham Worldwide	17,694		1,078,803
Wynn Resorts	9,924		1,568,091
Yum! Brands	56,411		4,027,181
			34,531,288
Diversified Financials--8.2%
American Express	116,076		8,766,060
Ameriprise Financial	25,389		2,312,430
Bank of America	1,344,163		18,549,449
Bank of New York Mellon	145,667		4,397,687
Berkshire Hathaway, Cl. B	225,148	a	25,556,549
BlackRock	15,748		4,261,724
Capital One Financial	72,897		5,010,940
Charles Schwab	144,565		3,056,104
Citigroup	379,392		18,404,306
CME Group	38,335		2,832,190
Discover Financial Services	60,523		3,058,832
E*TRADE Financial	31,226	a	515,229
Franklin Resources	51,804		2,618,692
Goldman Sachs Group	52,253		8,266,947
IntercontinentalExchange	8,912	a	1,616,815
Invesco	54,989		1,754,149
JPMorgan Chase & Co.	471,438		24,368,630
Legg Mason	12,995	b	434,553
Leucadia National	39,171		1,067,018
McGraw-Hill Financial	33,719		2,211,629
Moody's	24,139		1,697,696
Morgan Stanley	171,871		4,631,923
NASDAQ OMX Group	14,054		450,993
Northern Trust	28,217		1,534,723
NYSE Euronext	29,593		1,242,314
SLM	56,256		1,400,774
State Street	55,793		3,668,390
T. Rowe Price Group	32,356		2,327,367
			156,014,113
Energy--10.4%
Anadarko Petroleum	62,710		5,831,403
Apache	50,493		4,298,974
Baker Hughes	55,202		2,710,418
Cabot Oil & Gas	51,819		1,933,885
Cameron International	30,920	a	1,804,800

Chesapeake Energy	63,620		1,646,486
Chevron	241,897		29,390,486
ConocoPhillips	152,234		10,581,785
CONSOL Energy	27,986		941,729
Denbury Resources	48,071	a	884,987
Devon Energy	47,190		2,725,694
Diamond Offshore Drilling	8,837	b	550,722
Ensco, Cl. A	28,978		1,557,568
EOG Resources	34,026		5,759,921
EQT	18,739		1,662,524
Exxon Mobil	550,574		47,371,387
FMC Technologies	29,624	a	1,641,762
Halliburton	105,789		5,093,740
Helmerich & Payne	13,535		933,238
Hess	36,088		2,791,046
Kinder Morgan	84,160		2,993,571
Marathon Oil	88,504		3,087,020
Marathon Petroleum	40,090		2,578,589
Murphy Oil	22,147		1,335,907
Nabors Industries	36,637		588,390
National Oilwell Varco	53,381		4,169,590
Newfield Exploration	18,177	a	497,504
Noble	32,612		1,231,755
Noble Energy	44,882		3,007,543
Occidental Petroleum	101,006		9,448,101
Peabody Energy	32,748		564,903
Phillips 66	76,438		4,419,645
Pioneer Natural Resources	17,177		3,243,018
QEP Resources	21,261		588,717
Range Resources	20,277		1,538,822
Rowan, Cl. A	16,543	a	607,459
Schlumberger	165,666		14,638,248
Southwestern Energy	43,743	a	1,591,370
Spectra Energy	83,483		2,857,623
Tesoro	16,896		743,086
Valero Energy	69,113		2,360,209
Williams	85,228		3,098,890
WPX Energy	26,988	a	519,789
			195,822,304
Food & Staples Retailing--2.3%
Costco Wholesale	54,586		6,283,940
CVS Caremark	153,624		8,718,162
Kroger	64,730		2,611,208
Safeway	29,233		935,164
Sysco	74,678		2,377,001
Wal-Mart Stores	204,178		15,101,005
Walgreen	107,730		5,795,874
Whole Foods Market	46,555		2,723,468
			44,545,822
Food, Beverage & Tobacco--5.4%
Altria Group	252,025		8,657,059
Archer-Daniels-Midland	82,324		3,032,816

Beam	19,942		1,289,250
Brown-Forman, Cl. B	20,308		1,383,584
Campbell Soup	23,038		937,877
Coca-Cola	477,527		18,088,723
Coca-Cola Enterprises	32,609		1,311,208
ConAgra Foods	51,603		1,565,635
Constellation Brands, Cl. A	20,730	a	1,189,902
Dr. Pepper Snapple Group	25,305		1,134,170
General Mills	80,932		3,878,261
Hershey	18,707		1,730,398
Hormel Foods	16,575		698,139
J.M. Smucker	13,099		1,375,919
Kellogg	31,930		1,875,249
Kraft Foods Group	74,171		3,889,527
Lorillard	47,340		2,119,885
McCormick & Co.	16,485		1,066,580
Mead Johnson Nutrition	25,268		1,876,402
Molson Coors Brewing, Cl. B	20,524		1,028,868
Mondelez International, Cl. A	221,837		6,970,119
Monster Beverage	16,972	a	886,787
PepsiCo	192,729		15,321,956
Philip Morris International	202,452		17,530,319
Reynolds American	40,138		1,957,932
Tyson Foods, Cl. A	34,391		972,577
			101,769,142
Health Care Equipment & Services--4.2%
Abbott Laboratories	193,765		6,431,060
Aetna	47,535		3,043,191
AmerisourceBergen	28,664		1,751,370
Baxter International	67,241		4,417,061
Becton Dickinson & Co.	24,227		2,423,185
Boston Scientific	169,011	a	1,984,189
C.R. Bard	9,892		1,139,558
Cardinal Health	42,527		2,217,783
CareFusion	28,603	a	1,055,451
Cerner	36,496	a	1,917,865
Cigna	35,713		2,744,901
Covidien	57,549		3,507,036
DaVita HealthCare Partners	21,732	a	1,236,551
DENTSPLY International	17,849		774,825
Edwards Lifesciences	13,667	a	951,633
Express Scripts Holding	102,566	a	6,336,527
Humana	19,897		1,856,987
Intuitive Surgical	5,012	a	1,885,865
Laboratory Corp. of America
Holdings	11,277	a	1,118,002
McKesson	28,581		3,666,942
Medtronic	124,777		6,644,375
Patterson	11,346		456,109
Quest Diagnostics	19,652		1,214,297
St. Jude Medical	35,241		1,890,327
Stryker	36,123		2,441,554

Tenet Healthcare	13,053	a	537,653
UnitedHealth Group	126,962		9,091,749
Varian Medical Systems	13,720	a	1,025,296
WellPoint	38,009		3,177,932
Zimmer Holdings	21,102		1,733,318
			78,672,592
Household & Personal Products--2.2%
Avon Products	56,016		1,153,930
Clorox	16,295		1,331,627
Colgate-Palmolive	110,197		6,534,682
Estee Lauder, Cl. A	31,959		2,233,934
Kimberly-Clark	47,694		4,493,729
Procter & Gamble	341,882		25,842,860
			41,590,762
Insurance--3.0%
ACE	42,500		3,976,300
Aflac	58,496		3,626,167
Allstate	57,891		2,926,390
American International Group	185,090		9,000,927
Aon	38,927		2,897,726
Assurant	9,468		512,219
Chubb	32,625		2,912,108
Cincinnati Financial	17,995		848,644
Genworth Financial, Cl. A	59,781	a	764,599
Hartford Financial Services Group	57,346		1,784,608
Lincoln National	33,941		1,425,183
Loews	38,592		1,803,790
Marsh & McLennan	68,540		2,984,917
MetLife	140,031		6,574,455
Principal Financial Group	33,718		1,443,805
Progressive	69,267		1,886,140
Prudential Financial	58,198		4,538,280
Torchmark	11,721		848,014
Travelers	47,308		4,010,299
Unum Group	32,321		983,851
XL Group	36,685		1,130,632
			56,879,054
Materials--3.5%
Air Products & Chemicals	25,932		2,763,573
Airgas	8,359		886,472
Alcoa	129,657		1,052,815
Allegheny Technologies	13,887		423,831
Avery Dennison	13,279		577,902
Ball	19,275		865,062
Bemis	12,383		483,061
CF Industries Holdings	7,376		1,555,082
Cliffs Natural Resources	19,020	b	389,910
Dow Chemical	152,220		5,845,248
E.I. du Pont de Nemours & Co.	114,412		6,699,967
Eastman Chemical	19,155		1,492,175
Ecolab	33,186		3,277,449
FMC	16,933		1,214,435

Freeport-McMoRan Copper & Gold	130,280		4,309,662
International Flavors & Fragrances	10,335		850,571
International Paper	55,131		2,469,869
LyondellBasell Industries, Cl. A	55,952		4,097,365
MeadWestvaco	22,877		878,019
Monsanto	66,360		6,925,993
Mosaic	42,526		1,829,469
Newmont Mining	61,947		1,740,711
Nucor	39,604		1,941,388
Owens-Illinois	19,489	a	585,060
PPG Industries	17,855		2,982,856
Praxair	37,079		4,457,267
Sealed Air	25,512		693,671
Sherwin-Williams	10,708		1,950,783
Sigma-Aldrich	14,655		1,250,072
United States Steel	19,606	b	403,688
Vulcan Materials	15,901		823,831
			65,717,257
Media--3.7%
Cablevision Systems (NY Group),
Cl. A	26,917		453,282
CBS, Cl. B	70,366		3,881,389
Comcast, Cl. A	328,153		14,816,108
DIRECTV	63,924	a	3,819,459
Discovery Communications, Cl. A	28,894	a	2,439,231
Gannett	29,194		782,107
Interpublic Group of Cos.	53,881		925,676
News Corp., Cl. A	62,676	a	1,006,577
Omnicom Group	32,617	a	2,069,222
Scripps Networks Interactive, Cl.
A	13,652		1,066,358
Time Warner	115,913		7,628,235
Time Warner Cable	36,049		4,023,068
Twenty-First Century Fox	247,608		8,294,868
Viacom, Cl. B	54,302		4,538,561
Walt Disney	207,963		13,411,534
Washington Post, Cl. B	514		314,234
			69,469,909
Pharmaceuticals, Biotech & Life Sciences--8.7%
AbbVie	197,079		8,815,344
Actavis	21,673	a	3,120,912
Agilent Technologies	41,392		2,121,340
Alexion Pharmaceuticals	24,385	a	2,832,562
Allergan	37,422		3,384,820
Amgen	94,217		10,546,651
Biogen Idec	29,510	a	7,104,828
Bristol-Myers Squibb	204,397		9,459,493
Celgene	51,881	a	7,986,042
Eli Lilly & Co.	123,206		6,200,958
Forest Laboratories	29,085	a	1,244,547
Gilead Sciences	191,428	a	12,029,336
Hospira	21,233	a	832,758

Johnson & Johnson	352,478		30,556,318
Life Technologies	21,091	a	1,578,240
Merck & Co.	366,118		17,430,878
Mylan	48,307	a	1,843,878
PerkinElmer	14,978		565,420
Perrigo	11,761		1,451,072
Pfizer	828,071		23,773,918
Regeneron Pharmaceuticals	9,543	a	2,985,718
Thermo Fisher Scientific	44,754		4,124,081
Vertex Pharmaceuticals	28,828	a	2,185,739
Waters	11,098	a	1,178,719
Zoetis	62,969		1,959,595
			165,313,167
Real Estate--2.0%
American Tower	49,457	c	3,666,247
Apartment Investment & Management,
Cl. A	19,722	c	551,033
AvalonBay Communities	15,295	c	1,943,842
Boston Properties	18,925	c	2,023,083
CBRE Group, Cl. A	37,293	a	862,587
Equity Residential	41,895	c	2,244,315
HCP	56,690	c	2,321,456
Health Care	35,096	c	2,189,288
Host Hotels & Resorts	93,695	c	1,655,591
Kimco Realty	50,677	c	1,022,662
Macerich	16,615	c	937,751
Plum Creek Timber	20,903	c	978,887
Prologis	62,686	c	2,358,247
Public Storage	18,035	c	2,895,519
Simon Property Group	38,606	c	5,722,567
Ventas	36,499	c	2,244,689
Vornado Realty Trust	21,120	c	1,775,347
Weyerhaeuser	72,995	c	2,089,847
			37,482,958
Retailing--4.5%
Abercrombie & Fitch, Cl. A	10,357		366,327
Amazon.com	46,282	a	14,469,604
AutoNation	8,010	a	417,882
AutoZone	4,530	a	1,914,967
Bed Bath & Beyond	26,858	a	2,077,735
Best Buy	32,803		1,230,113
CarMax	28,410	a	1,377,033
Dollar General	37,732	a	2,130,349
Dollar Tree	28,280	a	1,616,485
Expedia	13,422		695,125
Family Dollar Stores	11,720		844,074
GameStop, Cl. A	15,711		780,051
Gap	34,521		1,390,506
Genuine Parts	19,285		1,559,964
Home Depot	179,189		13,591,486
J.C. Penney	20,198	a,b	178,146
Kohl's	25,813		1,335,823

L Brands	29,794		1,820,413
Lowe's	131,568		6,263,952
Macy's	48,393		2,093,965
Netflix	7,365	a	2,277,332
Nordstrom	18,051		1,014,466
O'Reilly Automotive	13,858	a	1,768,142
PetSmart	13,173		1,004,573
priceline.com	6,409	a	6,479,179
Ross Stores	27,725		2,018,380
Staples	83,872	b	1,228,725
Target	78,956		5,051,605
The TJX Companies	89,306		5,035,965
Tiffany & Co.	13,772		1,055,211
TripAdvisor	13,824	a	1,048,412
Urban Outfitters	13,780	a	506,691
			84,642,681
Semiconductors & Semiconductor Equipment--2.0%
Altera	39,767		1,477,742
Analog Devices	39,273		1,847,795
Applied Materials	149,813		2,627,720
Broadcom, Cl. A	68,763		1,788,526
First Solar	7,628	a	306,722
Intel	623,082		14,281,039
KLA-Tencor	21,466		1,306,206
Lam Research	19,918	a	1,019,602
Linear Technology	28,337		1,123,845
LSI	64,636		505,454
Microchip Technology	23,926	b	963,979
Micron Technology	127,147	a	2,221,258
NVIDIA	73,219	b	1,139,288
Teradyne	24,552	a	405,599
Texas Instruments	138,370		5,572,160
Xilinx	32,510		1,523,419
			38,110,354
Software & Services--9.3%
Accenture, Cl. A	80,666		5,940,244
Adobe Systems	58,461	a	3,036,464
Akamai Technologies	22,882	a	1,182,999
Autodesk	27,611	a	1,136,745
Automatic Data Processing	60,721		4,394,986
CA	41,320		1,225,964
Citrix Systems	23,210	a	1,638,858
Cognizant Technology Solutions,
Cl. A	37,694	a	3,095,431
Computer Sciences	18,152		939,184
eBay	146,290	a	8,161,519
Electronic Arts	36,670	a	936,919
Fidelity National Information
Services	36,526		1,696,267
Fiserv	16,620	a	1,679,451
Google, Cl. A	34,976	a	30,635,828
International Business Machines	128,801		23,851,369

Intuit	37,114		2,461,029
MasterCard, Cl. A	13,009		8,752,195
Microsoft	946,236		31,519,121
Oracle	446,098		14,797,071
Paychex	40,308		1,638,117
Red Hat	24,001	a	1,107,406
salesforce.com	67,393	a	3,498,371
Symantec	86,002		2,128,550
Teradata	19,863	a	1,101,205
Total System Services	20,172		593,460
VeriSign	16,899	a	859,990
Visa, Cl. A	64,556		12,336,652
Western Union	70,462		1,314,821
Yahoo!	117,412	a	3,893,382
			175,553,598
Technology Hardware & Equipment--6.4%
Amphenol, Cl. A	19,896		1,539,552
Apple	113,665		54,189,789
Cisco Systems	670,546		15,704,187
Corning	184,076		2,685,669
Dell	182,406	a	2,511,731
EMC	260,295		6,653,140
F5 Networks	9,494	a	814,205
FLIR Systems	18,628		584,919
Harris	13,919		825,397
Hewlett-Packard	239,419		5,023,011
Jabil Circuit	24,327		527,409
JDS Uniphase	31,303	a	460,467
Juniper Networks	64,013	a	1,271,298
Molex	16,689		642,860
Motorola Solutions	29,642		1,760,142
NetApp	41,739		1,778,916
QUALCOMM	215,317		14,503,753
SanDisk	29,863		1,777,147
Seagate Technology	39,790		1,740,415
TE Connectivity	52,500		2,718,450
Western Digital	26,982		1,710,659
Xerox	144,981		1,491,854
			120,914,970
Telecommunication Services--2.4%
AT&T	664,336		22,467,844
CenturyLink	76,810		2,410,298
Crown Castle International	36,644	a	2,676,111
Frontier Communications	117,263	b	488,987
Verizon Communications	356,634		16,640,542
Windstream Holdings	71,566	b	572,528
			45,256,310
Transportation--1.9%
C.H. Robinson Worldwide	19,999	b	1,191,140
CSX	127,675		3,286,355
Delta Air Lines	106,359		2,509,009
Expeditors International of

Washington	25,090	1,105,465
FedEx	37,083	4,231,541
Kansas City Southern	13,818	1,511,136
Norfolk Southern	39,330	3,042,176
Ryder System	6,897	411,751
Southwest Airlines	87,900	1,279,824
Union Pacific	58,092	9,024,011
United Parcel Service, Cl. B	90,343	8,254,640
		35,847,048
Utilities--3.1%
AES	76,718	1,019,582
AGL Resources	14,294	657,953
Ameren	31,418	1,094,603
American Electric Power	60,721	2,632,255
CenterPoint Energy	53,164	1,274,341
CMS Energy	32,486	855,032
Consolidated Edison	36,561	2,015,974
Dominion Resources	72,152	4,508,057
DTE Energy	21,484	1,417,514
Duke Energy	88,299	5,896,607
Edison International	40,643	1,872,017
Entergy	22,179	1,401,491
Exelon	106,991	3,171,213
FirstEnergy	52,215	1,903,237
Integrys Energy Group	9,923	554,596
NextEra Energy	53,063	4,253,530
NiSource	38,636	1,193,466
Northeast Utilities	39,177	1,616,051
NRG Energy	40,112	1,096,261
ONEOK	26,620	1,419,378

Pepco Holdings	31,659		584,425
PG&E	54,802		2,242,498
Pinnacle West Capital	13,412		734,173
PPL	78,964		2,398,926
Public Service Enterprise Group	63,159		2,079,826
SCANA	17,807		819,834
Sempra Energy	28,256		2,418,714
Southern	108,834		4,481,784
TECO Energy	27,160		449,226
Wisconsin Energy	28,912		1,167,467
Xcel Energy	62,563		1,727,364
			58,957,395
Total Common Stocks
(cost $1,000,201,742)			1,870,593,056
	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.03%, 12/5/13	765,000	[d]	764,998
0.03%, 3/6/14	90,000	[d]	89,996
Total Short-Term Investments
(cost $854,954)			854,994

Other Investment--.9%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $16,589,236)	16,589,236	[e]	16,589,236
Investment of Cash Collateral for
Securities Loaned--.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $5,430,438)	5,430,438	[e]	5,430,438
Total Investments (cost $1,023,076,370)	100.3%		1,893,467,724
Liabilities, Less Cash and Receivables	(.3%)		(4,799,338)
Net Assets	100.0%		1,888,668,386

a	Non-income producing security.
b

Security, or portion thereof, on loan. At September 30, 2013, the value of the fund's securities on loan was $12,691,021 and the value of the collateral held by the fund was $13,068,886, consisting of cash collateral of $5,430,438 and U.S. Government & Agency securities valued at $7,638,448.

c	Investment in real estate investment trust.
d	Held by or on behalf of a counterparty for open financial futures contracts.
e	Investment in affiliated money market mutual fund.

At September 30, 2013, net unrealized appreciation on investments was $870,391,354 of which $948,143,920 related to appreciated investment securities and $77,752,566 related to depreciated investment securities. At September 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †

Value (%)

Energy	10.4
Software & Services	9.3
Pharmaceuticals, Biotech & Life Sciences	8.7
Diversified Financials	8.2
Capital Goods	8.1
Technology Hardware & Equipment	6.4
Food, Beverage & Tobacco	5.4
Retailing	4.5
Health Care Equipment & Services	4.2
Media	3.7
Materials	3.5
Utilities	3.1
Insurance	3.0
Banks	2.8
Telecommunication Services	2.4
Food & Staples Retailing	2.3
Household & Personal Products	2.2
Real Estate	2.0
Semiconductors & Semiconductor Equipment	2.0
Transportation	1.9
Consumer Services	1.8
Short-Term/Money Market Investments	1.3
Automobiles & Components	1.2
Consumer Durables & Apparel	1.2
Commercial & Professional Services	.7
100.3

†	Based on net assets.

STATEMENT OF FINANCIAL FUTURES
September 30, 2013 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2013	($)
Financial Futures Long
Standard & Poor's 500 E-mini	221	18,501,015	December 2013	(121,204)

The following is a summary of the inputs used as of September 30, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	1,869,035,488	-	-	1,869,035,488
Equity Securities - Foreign Common Stocks+	1,557,568	-	-	1,557,568
Mutual Funds	22,019,674	-	-	22,019,674
U.S. Treasury	-	854,994	-	854,994
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(121,204)	-	-	(121,204)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended September 30, 2013 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Index Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 25, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	November 25, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)